BANK PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total	$ 10,577	$ 9,559
Less accumulated depreciation	(4,189)	(3,849)
Total	6,388	5,710
Land, Building and Leasehold Improvements [Member]
Total	7,423	7,403
Computer Equipment [Member]
Total	1,086	951
Furniture And Equipment [Member]
Total	1,280	1,205
Work in Progress [Member]
Total	$ 788